Long-term debt (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Senior unsecured notes [Member]
Statements [Line Items]
Face amount of debt instruments	$ 1,000,000
Senior Notes Due 2023 [Member]
Statements [Line Items]
Face amount of debt instruments	$ 400,000
Borrowings, interest rate	7.25%
Senior Notes Due 2025 [Member]
Statements [Line Items]
Face amount of debt instruments	$ 600,000
Borrowings, interest rate	7.625%
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Statements [Line Items]
Letters of credit	$ 50,973
Senior secured revolving credit facilities [Member] | Peru [Member]
Statements [Line Items]
Letters of credit	$ 77,567